Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Operations
Revenues (Note 11)	$ 152,116,292	$ 94,777,441
Cost of Goods Sold (Note 4 and 11)	148,028,745	94,338,221
Gross Profit	4,087,547	439,220
General and Administrative Expenses	2,700,390	2,424,432
Operating Income (Loss)	1,387,157	(1,985,212)
Other Income (Expense)
Gain from litigation settlement (Note 11)	0	3,000,000
Interest income	19,659	31,317
Interest expense	(3,532,334)	(3,443,160)
Other income (Notes 6 and 11)	1,343,578	310,469
Total other income (expense)	(2,169,097)	(101,374)
Net Loss	$ (781,940)	$ (2,086,586)
Net Loss Per Common Unit-Basic & Diluted (Note 6)	$ (184.86)	$ (434.18)